Prospectus [Line Items]
Supplement to Prospectus [Text Block]

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Brown Capital Management Mid Company Fund – Investor Shares (BCMSX)

(the “Mid Company Fund”)

Supplement dated November 1, 2019 (“Supplement”)

to the Summary Prospectus and Prospectus both dated July 30, 2019 for Mid Company Fund Investor Shares

Update to the Mid Company Fund’s Annual Fund Operating Expenses and Expense Example

The following table should replace the Annual Fund Operating Expenses table found in the Summary Prospectus and Prospectus for the Mid Company Fund’s Investor Shares:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	1.06%
Total Annual Fund Operating Expenses	2.06%
Fee Waivers and/or Expense Reimbursements[1]	(0.91%)
Total Annual Fund Operating Expenses After
Waivers and/or Expense Reimbursements[1]	1.15%

1.	Brown Capital Management, LLC (the “Advisor”) has entered into an Expense Limitation Agreement with the Mid Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Mid Company Fund and to assume other expenses of the Mid Company Fund, if necessary, in an amount that limits the Mid Company Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Mid Company Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.90% until July 31, 2020. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expense limit for the Mid Company Fund, the Mid Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Mid Company Fund within three years following the month in which the expense was incurred, provided that the Mid Company Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver and/or reimbursement or the current expense limitation arrangement.

The following replaces the Example found in the Summary Prospectus and Prospectus for the Mid Company Fund’s Investor Shares:

Example. This example is intended to help you compare the cost of investing in the Mid Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Mid Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Mid Company Fund’s operating expenses remain the same. Only the 1-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$117	$558	$1,024	$2,314

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Risk/Return [Heading]	Brown Capital Management Mid Company Fund – Investor Shares (BCMSX) (the "Mid Company Fund")
Expense Narrative [Text Block]

Update to the Mid Company Fund’s Annual Fund Operating Expenses and Expense Example

The following table should replace the Annual Fund Operating Expenses table found in the Summary Prospectus and Prospectus for the Mid Company Fund’s Investor Shares:

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	The Brown Capital Management Mid Company Fund Investor Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	1.06%
Total Annual Fund Operating Expenses	2.06%
Fee Waivers and/or Expense Reimbursements	(0.91%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%	[1]
[1]	Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Mid Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Mid Company Fund and to assume other expenses of the Mid Company Fund, if necessary, in an amount that limits the Mid Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Mid Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.90% until July 31, 2020. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expense limit for the Mid Company Fund, the Mid Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Mid Company Fund within three years following the month in which the expense was incurred, provided that the Mid Company Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver and/or reimbursement or the current expense limitation arrangement.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The following replaces the Example found in the Summary Prospectus and Prospectus for the Mid Company Fund’s Investor Shares:

Example. This example is intended to help you compare the cost of investing in the Mid Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Mid Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Mid Company Fund’s operating expenses remain the same. Only the 1-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Brown Capital Management Mid Company Fund | Investor Shares | USD ($)	117	558	1,024	2,314